UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM I SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

HIS International Value Fund

Shares	Description	Value (†)
Common Stocks – 94.9% of Net Assets
	Australia – 3.1%
7,355	Commonwealth Bank of Australia	$423,487
19,670	Westpac Banking Corp.	504,355

		927,842

	Brazil – 3.5%
21,425	Banco Bradesco S.A., Sponsored Preference ADR	344,300
15,876	Petroleo Brasileiro S.A., Sponsored Preference ADR	350,383
19,543	Vale S.A., Sponsored Preference ADR	339,267

		1,033,950

	Canada – 8.2%
9,923	Bank of Nova Scotia	544,246
12,868	Cameco Corp.	250,283
4,709	Canadian National Railway Co.	415,475
8,136	Potash Corp. of Saskatchewan, Inc.	353,265
14,999	Suncor Energy, Inc.	492,717
12,800	Teck Resources Ltd., Class B	376,960

		2,432,946

	China – 11.1%
529,710	China Construction Bank Corp., Class H	365,336
160,000	China Overseas Land & Investment Ltd.	404,460
91,000	China Shenhua Energy Co. Ltd., Class H	350,465
724,320	China State Construction International Holdings Ltd.	849,062
400,000	China ZhengTong Auto Services Holdings Ltd.(b)	248,740
179,000	CNOOC Ltd.	362,973
52,500	Ping An Insurance (Group) Co. of China Ltd., Class H	393,125
100,920	Weichai Power Co. Ltd., Class H	308,041

		3,282,202

	Finland – 1.0%
15,897	Fortum OYJ	292,904

	France – 4.8%
8,610	BNP Paribas S.A.	408,210
16,565	Faurecia	273,996
1,858	Iliad S.A.	302,375
5,168	Sanofi	442,259

		1,426,840

	Germany – 4.1%
3,944	Adidas AG	323,650
5,184	Bayer AG, (Registered)	445,770
6,245	SAP AG	444,415

		1,213,835

	Hong Kong – 2.1%
224,400	Chow Tai Fook Jewellery Group Ltd.	318,237

Shares	Description	Value (†)
Common Stocks – continued
	Hong Kong – continued
33,000	Wing Hang Bank Ltd.	$309,201

		627,438

	India – 2.4%
10,613	ICICI Bank Ltd., Sponsored ADR	426,006
5,728	Infosys Ltd., Sponsored ADR	278,037

		704,043

	Israel – 1.0%
6,819	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	282,375

	Italy – 2.4%
19,382	ENI SpA	424,921
28,386	Fiat Industrial SpA	277,989

		702,910

	Japan – 11.7%
35,000	Asahi Glass Co. Ltd.	232,835
8,500	Astellas Pharma, Inc.	430,779
10,600	Canon, Inc.	340,235
3,300	FANUC Corp.	531,162
9,000	Shin-Etsu Chemical Co. Ltd.	505,791
22,600	Sumitomo Corp.	304,029
151,000	Sumitomo Mitsui Trust Holdings, Inc.	448,296
16,400	THK Co. Ltd.	250,584
10,400	Toyota Motor Corp.	407,777

		3,451,488

	Korea – 3.7%
8,597	KB Financial Group, Inc.	304,724
649	Samsung Electronics Co. Ltd.	782,109

		1,086,833

	Norway – 0.9%
11,977	Subsea 7 S.A.	276,661

	Russia – 3.0%
4,950	LUKOIL, Sponsored ADR	304,623
17,798	MMC Norilsk Nickel, ADR	283,878
101,316	Sberbank	296,541

		885,042

	Singapore – 1.4%
35,600	DBS Group Holdings Ltd.	415,817

	South Africa – 1.0%
15,143	MTN Group Ltd.	292,337

	Sweden – 1.4%
30,187	Sandvik AB	410,572

	Switzerland – 8.2%
28,073	ABB Ltd., (Registered)(b)	526,738
7,756	Cie Financiere Richemont S.A., Class A	465,695

Shares	Description	Value (†)
Common Stocks – continued

	Switzerland – continued
11,075	Nestle S.A., (Registered)	$698,803
5,403	Novartis AG, (Registered)	330,682
2,162	Roche Holding AG	404,395

		2,426,313

	Taiwan – 1.8%
167,893	Taiwan Semiconductor Manufacturing Co. Ltd.	516,485

	United Kingdom – 18.1%
140,178	Barclays PLC	486,782
16,056	BHP Billiton PLC	501,397
68,317	BP PLC	481,626
8,094	British American Tobacco PLC	415,897
11,868	GlaxoSmithKline PLC	273,944
30,997	HSBC Holdings PLC	288,261
24,524	National Grid PLC	270,521
39,107	Prudential PLC	507,815
20,165	Standard Chartered PLC	456,917
71,459	Tesco PLC	383,736
21,187	Unilever PLC	773,578
176,284	Vodafone Group PLC	500,934

		5,341,408

	Total Common Stocks (Identified Cost $25,766,542)	28,030,241

Preferred Stocks – 3.0%

	Germany – 3.0%
4,799	Henkel AG & Co. KGaA	382,282
2,823	Volkswagen AG	516,172

		898,454

	Total Preferred Stocks (Identified Cost $661,358)	898,454

Exchange Traded Funds – 0.5%

	United States – 0.5%
1,862	iShares MSCI EAFE Index Fund	98,686
1,134	Vanguard MSCI Emerging Markets ETF	47,344

	Total Exchange Traded Funds (Identified Cost $152,066)	146,030

Principal Amount
Short-Term Investments – 1.7%
$486,060	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $486,060 on 10/01/2012 collateralized by $485,000 Federal Home Loan Mortgage Corp., 3.000% due 8/01/2019 valued at $497,513 including accrued interest(c) (Identified Cost $486,060)	486,060

Description	Value (†)
Total Investments – 100.1% (Identified Cost $27,066,026)(a)	$29,560,785
Other assets less liabilities – (0.1)%	(27,143)

Net Assets – 100.0%	$29,533,642

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.
Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2012, approximately 81% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At September 30, 2012, the net unrealized appreciation on investments based on a cost of $27,066,026 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,997,665
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,502,906)

Net unrealized appreciation	$2,494,759

At December 31, 2011, the Fund had a short-term capital loss carryforward of $25,397,706 which expires on December 31, 2017. At December 31, 2011, late year ordinary and post-October capital loss deferrals were $982,134. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange Traded Fund

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$927,842	$—	$927,842
China	—	3,282,202	—	3,282,202
Finland	—	292,904	—	292,904
France	—	1,426,840	—	1,426,840
Germany	—	1,213,835	—	1,213,835
Hong Kong	—	627,438	—	627,438
Italy	—	702,910	—	702,910
Japan	—	3,451,488	—	3,451,488
Korea	—	1,086,833	—	1,086,833
Norway	—	276,661	—	276,661
Russia	588,501	296,541	—	885,042
Singapore	—	415,817	—	415,817
South Africa	—	292,337	—	292,337
Sweden	—	410,572	—	410,572
Switzerland	—	2,426,313	—	2,426,313
Taiwan	—	516,485	—	516,485
United Kingdom	—	5,341,408	—	5,341,408
All Other Common Stocks*	4,453,314	—	—	4,453,314

Total Common Stocks	5,041,815	22,988,426	—	28,030,241

Preferred Stocks*	—	898,454	—	898,454
Exchange Traded Funds	146,030	—	—	146,030
Short-Term Investments	—	486,060	—	486,060

Total	$5,187,845	$24,372,940	$—	$29,560,785

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $430,590 was transferred from Level 1 to Level 2 during the period ended September 30, 2012. At December 31, 2011, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at September 30, 2012, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2012 (Unaudited)

Commercial Banks	20.4%
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	8.9
Machinery	6.1
Metals & Mining	5.1
Food Products	4.9
Semiconductors & Semiconductor Equipment	4.5
Automobiles	3.1
Insurance	3.0
Chemicals	2.9
Construction & Engineering	2.9
Wireless Telecommunication Services	2.7
Textiles, Apparel & Luxury Goods	2.7
Other Investments, less than 2% each	21.1
Short-Term Investments	1.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

Currency Exposure Summary at September 30, 2012 (Unaudited)

United States Dollar	18.5%
British Pound	17.1
Euro	15.3
Hong Kong Dollar	14.2
Japanese Yen	11.7
Swiss Franc	8.2
South Korean Won	3.7
Australian Dollar	3.1
Other, less than 2% each	8.3

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

HIS International Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets
	Australia – 5.7%
175,678	BHP Billiton Ltd.	$6,002,712
259,405	Newcrest Mining Ltd.	7,797,993
219,644	Woodside Petroleum Ltd.	7,513,709
282,434	WorleyParsons Ltd.	8,240,930

		29,555,344

	Belgium – 1.6%
97,196	Anheuser-Busch InBev NV	8,314,986

	Brazil – 1.4%
485,971	Itau Unibanco Holding S.A., Preference ADR	7,425,637

	Canada – 6.2%
140,017	Bank of Nova Scotia	7,679,500
421,636	Cameco Corp.	8,200,820
622,153	Manulife Financial Corp.	7,499,251
277,765	Suncor Energy, Inc.	9,124,580

		32,504,151

	China – 12.7%
7,070,000	Agile Property Holdings Ltd.	7,938,701
2,951,000	Belle International Holdings Ltd.	5,317,691
12,015,000	China Longyuan Power Group Corp., Class H	7,873,820
4,272,000	China Resources Land Ltd.	9,339,500
5,842,000	China Unicom Hong Kong Ltd.	9,520,178
14,310,000	Industrial & Commercial Bank of China Ltd., Class H	8,396,825
1,329,000	Ping An Insurance (Group) Co. of China Ltd., Class H	9,951,673
241,600	Tencent Holdings Ltd.	8,204,300

		66,542,688

	Denmark – 1.3%
43,701	Novo Nordisk A/S, Class B	6,877,395

	France – 4.4%
623,973	AXA S.A.	9,289,500
93,791	Danone S.A.	5,770,866
70,922	Pernod-Ricard S.A.	7,955,359

		23,015,725

	Germany – 4.7%
121,228	Adidas AG	9,948,115
374,713	Aixtron SE AG	4,956,054
110,061	Bayer AG, (Registered)	9,464,104

		24,368,273

	India – 1.7%
232,026	HDFC Bank Ltd., ADR	8,719,537

	Israel – 2.3%
187,675	NICE Systems Ltd., Sponsored ADR(b)	6,234,563

Shares	Description	Value (†)
Common Stocks – continued
	Israel – continued
145,555	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$6,027,433

		12,261,996

	Italy – 4.2%
281,676	ENI SpA	6,175,315
1,018,400	Prada SpA	7,579,109
168,277	Saipem SpA	8,109,326

		21,863,750

	Japan – 11.4%
232,700	Canon, Inc.	7,469,129
2,998	CyberAgent, Inc.	6,444,627
348,100	Komatsu Ltd.	6,822,726
774,600	Rakuten, Inc.	7,876,167
44,700	SMC Corp.	7,193,730
139,600	Softbank Corp.	5,644,240
127,200	Terumo Corp.	5,469,013
327,200	Toyota Motor Corp.	12,829,283

		59,748,915

	Korea – 4.1%
46,398	Hyundai Motor Co.	10,465,390
17,911	Samsung Electronics Co. Ltd., GDR, 144A	10,782,422

		21,247,812

	Norway – 2.2%
586,087	Telenor ASA	11,439,058

	Singapore – 2.6%
767,000	Oversea-Chinese Banking Corp. Ltd.	5,817,051
1,635,000	SembCorp Industries Ltd.	7,511,262

		13,328,313

	Spain – 1.5%
241,173	Grifols S.A.(b)	7,971,568

	Sweden – 1.3%
70,705	Millicom International Cellular S.A.	6,560,428

	Switzerland – 7.5%
482,990	ABB Ltd., (Registered)(b)	9,062,421
121,546	Cie Financiere Richemont S.A., Class A	7,298,008
332,711	Credit Suisse Group AG, (Registered)(b)	7,034,920
123,010	Holcim Ltd., (Registered)(b)	7,834,629
43,059	Roche Holding AG	8,054,040

		39,284,018

	Taiwan – 3.2%
899,850	Hiwin Technologies Corp.	6,563,450
3,179,550	Hon Hai Precision Industry Co. Ltd.	9,955,312

		16,518,762

	United Kingdom – 19.4%
1,965,373	Aberdeen Asset Management PLC, 144A	9,888,796

Shares	Description	Value (†)
Common Stocks – continued

	United Kingdom – continued
220,829	Anglo American PLC	$6,500,814
699,936	ARM Holdings PLC	6,532,955
526,190	BG Group PLC	10,647,300
329,641	Diageo PLC	9,282,078
182,271	HSBC Holdings PLC, Sponsored ADR	8,468,311
856,630	Prudential PLC	11,123,565
764,330	Rolls-Royce Holdings PLC(b)	10,426,748
255,387	Standard Chartered PLC	5,786,787
1,144,391	Tesco PLC	6,145,391
594,854	Vedanta Resources PLC	9,923,741
429,097	Xstrata PLC	6,656,570

		101,383,056

	Total Common Stocks (Identified Cost $507,392,231)	518,931,412

Principal Amount
Short-Term Investments – 0.3%
$1,616,675	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $1,616,676 on 10/01/2012 collateralized by $1,610,000 Federal Home Loan Mortgage Corp., 3.000% due 8/01/2019 valued at $1,651,538 including accrued interest(c) (Identified Cost $1,616,675)	1,616,675

	Total Investments – 99.7% (Identified Cost $509,008,906)(a)	520,548,087
	Other assets less liabilities – 0.3%	1,609,957

	Net Assets – 100.0%	$522,158,044

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2012, approximately 84% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At September 30, 2012, the net unrealized appreciation on investments based on a cost of $509,008,906 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$52,839,502
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(41,300,321)

Net unrealized appreciation	$11,539,181

At December 31, 2011, the Fund had a short-term capital loss carryforward of $223,773,357 of which $13,515,608 expires on December 31, 2016 and $210,257,749 expires on December 31, 2017. At December 31, 2011, late year ordinary and post-October capital loss deferrals were $13,448,295. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of Rule 144A holdings amounted to $4,911,187 or 0.9% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$29,555,344	$—	$29,555,344
Belgium	—	8,314,986	—	8,314,986
China	—	66,542,688	—	66,542,688
Denmark	—	6,877,395	—	6,877,395
France	—	23,015,725	—	23,015,725
Germany	—	24,368,273	—	24,368,273
Italy	—	21,863,750	—	21,863,750
Japan	—	59,748,915	—	59,748,915
Korea	10,782,422	10,465,390	—	21,247,812
Norway	—	11,439,058	—	11,439,058
Singapore	—	13,328,313	—	13,328,313
Spain	—	7,971,568	—	7,971,568
Sweden	—	6,560,428	—	6,560,428
Switzerland	—	39,284,018	—	39,284,018
Taiwan	—	16,518,762	—	16,518,762
United Kingdom	8,468,311	92,914,745	—	101,383,056
All Other Common Stocks*	60,911,321	—	—	60,911,321

Total Common Stocks	80,162,054	438,769,358	—	518,931,412

Short-Term Investments	—	1,616,675	—	1,616,675

Total	$80,162,054	$440,386,033	$—	$520,548,087

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at September 30, 2012 (Unaudited)

Commercial Banks	10.0%
Oil, Gas & Consumable Fuels	7.9
Insurance	7.2
Metals & Mining	7.1
Pharmaceuticals	5.7
Beverages	4.9
Textiles, Apparel & Luxury Goods	4.7
Automobiles	4.5
Semiconductors & Semiconductor Equipment	4.4
Diversified Telecommunication Services	4.0
Machinery	4.0
Real Estate Management & Development	3.3
Capital Markets	3.3
Energy Equipment & Services	3.2
Wireless Telecommunication Services	2.4
Aerospace & Defense	2.0
Other Investments, less than 2% each	20.8
Short-Term Investments	0.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure Summary at September 30, 2012 (Unaudited)

British Pound	17.8%
Euro	15.0
Hong Kong Dollar	14.1
United States Dollar	12.7
Japanese Yen	11.4
Swiss Franc	7.5
Australian Dollar	5.7
New Taiwan Dollar	3.2
Canadian Dollar	2.9
Singapore Dollar	2.6
Norwegian Krone	2.2
South Korean Won	2.0
Other, less than 2% each	2.6

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name: David L. Giunta
Title: President and Chief Executive Officer
Date: November 20, 2012

By:	/s/ Michael C. Kardok
Name: Michael C. Kardok
Title: Treasurer
Date: November 20, 2012